Related Party And Affiliate Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party And Affiliate Transactions [Abstract]
Schedule Of Related Party And Affiliate Transactions

Related Party	Description	2013	2012	2011
		(in thousands)
Wexford Capital LP	Expenses for legal, consulting, and advisory services	$ 149	$ 213	$ 263
Wexford Capital LP	Distributions paid	14,034	27,704	38,602
Wexford Capital LP	Partner's contribution	330	13	1,450
Rhino Eastern LLC	Equity in net (loss)/income of unconsolidated affiliate	(4,268)	6,014	2,988
Rhino Eastern LLC	Distributions from unconsolidated affiliate	-	2,958	3,351
Rhino Eastern LLC	Expenses for legal, health claims, workers' compensation and other expenses	4,666	6,175	4,662
Rhino Eastern LLC	Receivable for legal, health claims and workers’ compensation and other expenses	999	559	1,974
Rhino Eastern LLC	Investment in unconsolidated affiliate	19,369	21,367	18,311
Timber Wolf Terminals LLC	Investment in unconsolidated affiliate	114	114	-
Muskie Proppants LLC	Investment in unconsolidated affiliate	1,761	1,743	-
Muskie Proppants LLC	Equity in net (loss) of unconsolidated affiliate	(461)	(257)	-
Muskie Proppants LLC	Note receivable from unconsolidated affiliate	206	-	-